(3) Acquisitions, Goodwill and Other Intangible Assets: Goodwill and intangible assets 2011 (Tables) (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Tables/Schedules
Goodwill and intangible assets 2011

	Midwest Monitoring & Surveillance	Court Programs, Inc.	Bishop Rock Software	Patent	International Surveillance Services Corp.	Total

Goodwill	$ 3,401,327	$ 2,488,068	$ -	$ -	$ -	$ 5,889,395
Other intangible assets
Trade name	120,000	99,000	10,000	-	-	229,000
Software	-	-	380,001	-	-	380,001
Customer relationships	-	6,000	-	-	-	6,000
Patent license agreement	-	-	-	50,000	-	50,000
Non-compete agreements	2,000	6,000	-	-	-	8,000
Royalty agreement	-	-	-	-	5,003,583	5,003,583
Total other intangible assets	122,000	111,000	390,001	50,000	5,003,583	5,676,584
Accumulated amortization	(32,667)	(35,900)	(345,022)	(9,259)	(62,545)	(485,393)
Other intangible assets, net of accumulated amortization	89,333	75,100	44,979	40,741	4,941,038	5,191,191
Total goodwill and other intangible assets, net of amortization	$ 3,490,660	$ 2,563,168	$ 44,979	$ 40,741	$ 4,941,038	$ 11,080,586